Shareholders' equity - movement in the stock option plan (Details) shares in Thousands, Options in Thousands, $ in Thousands						12 Months Ended
	Jun. 30, 2022 USD ($)	Mar. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Feb. 09, 2021 USD ($)	Jun. 30, 2022 Options	Jun. 30, 2022 $ / shares	Jun. 30, 2022 shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 Options	Jun. 30, 2021 $ / shares
Shareholders' equity
Balance at the beginning						1,587,310			167,871	642,600
Granted	249,500	55,000	222,854	288,285	814,286	590,211				1,102,571
Exercised | Options						(66,340)				(113,968)
Expired/Cancelled | Options						(612,497)				(3,429)
Forfeited | Options						(290,644)				(40,464)
Rounding of fractional shares | shares								(132)
Balance at the end	261,252			167,871		1,207,908			261,252	1,587,310
Balance at the beginning (in dollars per share)							$ 19.55				$ 7.96
Granted (in dollars per share)							13.92				24.12
Exercised							(8.07)				(1.91)
Expired/Cancelled							(27.10)				(8.19)
Forfeited							(17.80)				(10.86)
Balance at the end (in dollars per share)							$ 14.02				$ 19.55